PARTNERSHIP CAPITAL - Additional Information (Details) $ / shares in Units, $ / shares in Units, shares in Millions, $ in Millions, $ in Millions					1 Months Ended									12 Months Ended
	Jan. 23, 2018 USD ($) shares	Jan. 23, 2018 CAD ($) $ / shares shares	Jan. 26, 2017 USD ($) shares	Jan. 26, 2017 CAD ($) $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Aug. 31, 2016 USD ($) shares	Aug. 31, 2016 CAD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CAD ($) $ / shares shares	Apr. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) shares	Mar. 31, 2015 CAD ($) $ / shares shares	Dec. 31, 2017 USD ($) day $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Sep. 14, 2016 shares
Schedule of Partnership Units [Line Items]
Number of shares issued | shares																	115.0
Stock split conversion ratio																	1.5
Additional unit received for each unit held in stock split																	0.5
Partnership units issued, net of issuance costs | $														$ 992	$ 755	$ 932
Share issue related cost (less than) | $					$ 28	$ 20					$ 24
Repurchased and cancelled | $															6	67
Share repurchase related cost | $															$ 1	$ 1
Volume weighted average of trading price, number of trading days | day														5
Preferred Unitholders Capital
Schedule of Partnership Units [Line Items]
Issued for cash | shares														12.0	10.0	10.0
Preferred Unitholders Capital | Series 9 Preferred Units | Subsequent Event
Schedule of Partnership Units [Line Items]
Issued for cash | shares	8.0	8.0
Number of share issued, price per share | $ / shares		$ 25
Partnership units issued, net of issuance costs	$ 161	$ 200
Share issue related cost (less than) | $	$ 1
Quarterly fixed distribution rate	5.00%	5.00%
Underwriting related cost | $	$ 4
Preferred Unitholders Capital | Series 7 Preferred Units
Schedule of Partnership Units [Line Items]
Issued for cash | shares			12.0	12.0
Number of share issued, price per share | $ / shares				$ 25
Partnership units issued, net of issuance costs			$ 225	$ 300
Share issue related cost (less than) | $			$ 1
Quarterly fixed distribution rate			5.00%	5.00%
Underwriting related cost | $			$ 5
Preferred Unitholders Capital | Series 5 Preferred Units
Schedule of Partnership Units [Line Items]
Issued for cash | shares							10.0	10.0
Number of share issued, price per share | $ / shares								$ 25
Partnership units issued, net of issuance costs							$ 190	$ 250
Share issue related cost (less than) | $							$ 4
Quarterly fixed distribution rate							5.35%	5.35%
Preferred Unitholders Capital | Series 3 Preferred Units
Schedule of Partnership Units [Line Items]
Issued for cash | shares									5.0	5.0
Number of share issued, price per share | $ / shares										$ 25
Partnership units issued, net of issuance costs									$ 95	$ 125
Share issue related cost (less than) | $									$ 2
Quarterly fixed distribution rate									5.50%	5.50%
Preferred Unitholders Capital | Series 1 Preferred Units
Schedule of Partnership Units [Line Items]
Issued for cash | shares												5.0	5.0
Number of share issued, price per share | $ / shares													$ 25
Partnership units issued, net of issuance costs												$ 100	$ 125
Share issue related cost (less than) | $												$ 4
Quarterly fixed distribution rate												4.50%	4.50%
Special General Partner
Schedule of Partnership Units [Line Items]
Partnership distributions | $														$ 113	$ 80	$ 64
Weighted average number of shares outstanding | shares														1.6	1.6	1.6
Special General Partner | Partners' capital
Schedule of Partnership Units [Line Items]
Issued for cash | shares														0.0	0.0	0.0
Repurchased and cancelled | shares														0.0	0.0	0.0
Repurchased and cancelled | $														$ 0	$ 0	$ 0
Limited Partners
Schedule of Partnership Units [Line Items]
Increase in equity | $					$ 6	$ 16
Repurchased and cancelled | $															$ 6	$ 67
Weighted average number of shares outstanding | shares														264.6	244.7	238.9
Limited Partners | Partners' capital
Schedule of Partnership Units [Line Items]
Issued for cash | shares					16.6	15.6					20.0			17.2	16.4	20.2
Number of share issued, price per share | $ / shares					$ 42	$ 32					$ 30				$ 32
Partnership units issued, net of issuance costs | $					$ 700	$ 500					$ 600
Repurchased and cancelled | shares														0.0	0.2	2.5
Repurchased and cancelled | $														$ 0	$ 6	$ 67
Dividend reinvestment plan, unit issued (less than) | shares														1.0	1.0	1.0
Dividend reinvestment plan, proceeds | $														$ 20	$ 25	$ 6
Limited Partners | Partners' capital | Top of range
Schedule of Partnership Units [Line Items]
Repurchased and cancelled | shares															1.0
Special General Partner and Limited Partner | Partners' capital
Schedule of Partnership Units [Line Items]
Issued for cash | shares														17.2	16.4	20.2
Repurchased and cancelled | shares														0.0	0.2	2.5
Repurchased and cancelled | $														$ 0	$ 6	$ 67
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Partners' capital
Schedule of Partnership Units [Line Items]
Issued for cash | shares					7.4	8.1					12.2			7.4	8.1	12.2
Partnership units issued, net of issuance costs | $					$ 300	$ 250					$ 350
Weighted average number of shares outstanding | shares														110.6	100.9	96.9
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Partners' capital | Holding LP and other
Schedule of Partnership Units [Line Items]
Number of shares issued | shares														115.8
Incentive Distribution, $0.203 Threshold | Special General Partner | Holding LP and other | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share | $ / shares														$ 0.203
Distribution rights entitle as percent, threshold														15.00%
Incentive Distribution, $0.22 Threshold | Special General Partner | Holding LP and other | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share | $ / shares														$ 0.22
Distribution rights entitle as percent, threshold														25.00%